Share Options (Details) - Schedule of company’s share option activity for employees and members of the board of directors - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SShare Option Activity For Employees And Members Of The Board Of Directors Abstract
Number of Share Options, Outstanding	1,367,168	1,254,000	1,291,810
Weighted Average Exercise Price, Outstanding	$ 1.75	$ 1.7	$ 1.65
Weighted average remaining contractual life, Outstanding	5 years 8 months 19 days	6 years 1 month 13 days	5 years 11 months 8 days
Intrinsic value, Outstanding	$ 4,860	$ 125	$ 194
Number of Share Options, Granted	286,875	214,688	353,960
Weighted Average Exercise Price, Granted	$ 1.83	$ 2.05	$ 1.8
Weighted average remaining contractual life, Granted		9 years 7 months 20 days	9 years 4 months 6 days
Number of Share Options, Exercised			(9,800)
Weighted Average Exercise Price, Exercised			$ 1.15
Weighted average remaining contractual life, Exercised
Number of Share Options, Forfeited or expired	(83,052)	(101,520)	(381,970)
Weighted Average Exercise Price, Forfeited or expired	$ 1.45	$ 1.8	$ 1.75
Weighted average remaining contractual life, Forfeited or expired
Number of Share Options, Outstanding	1,570,991	1,367,168	1,254,000
Weighted Average Exercise Price, Outstanding	$ 1.78	$ 1.75	$ 1.7
Weighted average remaining contractual life, Outstanding	4 years 11 months 19 days	5 years 8 months 19 days	6 years 1 month 13 days
Intrinsic value, Outstanding	$ 2,435	$ 4,860	$ 125
Number of Share Options, Exercisable	1,048,297	927,988	839,665
Weighted Average Exercise Price, Exercisable	$ 1.7	$ 1.6	$ 1.5
Weighted average remaining contractual life, Exercisable	3 years 2 months 12 days	4 years 3 months	4 years 8 months 23 days
Intrinsic value, Exercisable	$ 1,677	$ 3,429	$ 252